Basis of Presentation and Summary of Significant Accounting Policies - Other Intangible Assets, Net (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Impairments		¥ 0
Amortization expense	¥ 182,413	145,555	¥ 85,918
Cost of store sales	6,052,849	5,259,075	5,051,600
Net income	¥ 138,191	¥ 115,049	¥ 148,965
Earnings per share basic	¥ 29.13	¥ 23.64	¥ 30.54
Earnings per share diluted	¥ 28.52	¥ 22.34	¥ 27.23
Change in estimated useful life
Finite-Lived Intangible Assets [Line Items]
Amortization expense	¥ 150,732
Cost of store sales	47,083
Net income	¥ 103,648
Earnings per share basic	¥ 20.29
Earnings per share diluted	¥ 20.18
Store operating rights | Change in estimated useful life
Finite-Lived Intangible Assets [Line Items]
Useful life	7 years	3 years
Minimum [Member] | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Minimum [Member] | Reacquired franchise rights
Finite-Lived Intangible Assets [Line Items]
Useful life	1 year
Minimum [Member] | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Maximum [Maximum] | Trademark
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Maximum [Maximum] | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Maximum [Maximum] | Reacquired franchise rights
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Maximum [Maximum] | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life	7 years